Summary of Significant Accounting Policies (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Year	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jan. 19, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 01, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments | Year				1
Cash		$ 95,068,000	$ 34,754,000	$ 95,068,000	$ 25,916,000			$ 114,432,000
Restricted cash		80,000	167,000	80,000	30,000			80,000
Impairment of long lived asset				0	$ 0
Deferred offering costs			$ 2,590,000
Environmental Impact Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax rate	0.00%		0.00%
Deferred offering costs		$ 181,027		181,027
Common stock subject to forfeiture (in Shares) | shares		675,000
Cash		$ 156,848	$ 158,337	156,848				$ 25,000	$ 0
Deferred offering costs		$ 181,027,000		$ 181,027,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash						$ 52,340,000
Subsequent Event [Member] | Environmental Impact Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs							$ 773,917
Class A Common Stock | Environmental Impact Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate purchase shares | shares			13,100,000